Investment Risks - Defiance Fusion ETF	Nov. 12, 2026
Associated Risks Of Investing In Fusion Companies Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of Investing in Fusion Companies. Fusion Companies are engaged in the development, commercialization, or support of fusion energy technologies. Fusion Companies are typically subject to substantial technological, operational, regulatory, financial, and commercialization risks. Fusion energy remains an emerging industry, and many Fusion Companies have limited operating histories, have not achieved sustained profitability, and may depend on continued access to capital markets, strategic partnerships, government funding, or other external sources of financing. The development of commercially viable fusion energy technologies involves significant scientific and engineering challenges, and there can be no assurance that such technologies will achieve technical feasibility, regulatory approval, economic viability, or widespread market adoption within expected timeframes, or at all. Fusion Companies may experience substantial delays, cost overruns, intellectual property disputes, supply chain constraints, workforce shortages, cybersecurity incidents, or project failures. In addition, the value of investments in Fusion Companies may be significantly affected by changes in government policies, energy markets, commodity prices, environmental regulations, public perception, competitive technological advancements, and investor sentiment toward emerging energy technologies. As a result, securities of Fusion Companies may exhibit greater price volatility and may be more likely to experience significant declines in value than securities of companies operating in more established industries.
Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decreases when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the same extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Electrical Equipment Industry Risk. The electrical equipment industry may be significantly affected by changes in capital spending, construction and infrastructure activity, industrial production, energy demand, government regulation, and technological developments. The electrical equipment industry is subject to risks associated with fluctuations in the costs and availability of raw materials and components, including copper, steel, semiconductors, and other critical inputs, as well as supply chain disruptions, labor shortages, and transportation constraints. Demand for electrical equipment may be adversely affected by economic downturns, reduced business investment, higher interest rates, delays in utility or infrastructure projects, and changes in government policies or spending priorities. Companies in the electrical equipment industry also face competitive pressures, product obsolescence, cybersecurity and operational risks, and risks associated with the development and adoption of new technologies, including electrification, automation, and energy transition solutions. Because the Fund concentrates its investments in the electrical equipment industry, the Fund’s performance may be more volatile, and it may be more susceptible to adverse developments affecting that industry, than a fund that invests in a broader range of industries.

Concentration Risk, Electrical Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electrical Equipment Industry Risk. The electrical equipment industry may be significantly affected by changes in capital spending, construction and infrastructure activity, industrial production, energy demand, government regulation, and technological developments. The electrical equipment industry is subject to risks associated with fluctuations in the costs and availability of raw materials and components, including copper, steel, semiconductors, and other critical inputs, as well as supply chain disruptions, labor shortages, and transportation constraints. Demand for electrical equipment may be adversely affected by economic downturns, reduced business investment, higher interest rates, delays in utility or infrastructure projects, and changes in government policies or spending priorities. Companies in the electrical equipment industry also face competitive pressures, product obsolescence, cybersecurity and operational risks, and risks associated with the development and adoption of new technologies, including electrification, automation, and energy transition solutions. Because the Fund concentrates its investments in the electrical equipment industry, the Fund’s performance may be more volatile, and it may be more susceptible to adverse developments affecting that industry, than a fund that invests in a broader range of industries.
Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund expects to use swap agreements to gain exposure to Fusion Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Fusion Companies, a disruption to the market for Fusion Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Fusion Companies through swaps may cause the Fund’s performance to deviate from the performance of the Index.
Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Derivatives Risk, Swaps Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Fusion Companies, a disruption to the market for Fusion Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Fusion Companies through swaps may cause the Fund’s performance to deviate from the performance of the Index.
Emerging Technologies Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Technologies Investment Risk. The Fund invests primarily in companies with exposure to emerging technologies, associated with the fusion energy value chain, in accordance with the Index. Companies across a wide variety of industries, primarily in the industrials, communication services, and utilities sectors, are exploring the possible applications of these technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, regional armed conflict, acts of terrorism, market volatility related to global trade policy and the imposition of tariffs, the spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. ◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Geographic Investment Risk, Risks Related To Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Index may not include all companies around the globe whose products or services are predominantly tied to the development of fusion technologies because the Index includes only those companies meeting the Index criteria. For example, companies that would otherwise be included in the Index might be excluded from the Index if they are not listed on one of the exchanges specified in the Index description.
Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund, except for the Private Sleeve, is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Tracking Error / Index Divergence Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error / Index Divergence Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons, including operating expenses and portfolio transaction costs not incurred by the Index, the timing of cash flows into and out of the Fund, and the use of “representative sampling” rather than full replication. In addition, because the Fund holds investments in privately issued securities that are not components of the Index, and because the Fund holds a cash-in-lieu component in respect of those investments for purposes of creation and redemption baskets, the Fund’s performance is expected to diverge from the performance of the Index by an amount attributable to the Fund’s Private Sleeve holdings and the related cash-in-lieu position. The magnitude of this divergence may be material, particularly during periods in which the fair value of the Fund’s Private Sleeve holdings changes materially or in which the underlying issuer of a Private Sleeve holding completes (or is expected to complete) a qualifying liquidity event.
Allocation Conflicts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Allocation Conflicts Risk. The Adviser manages other registered funds and may in the future manage additional vehicles in its fund complex that may be eligible to acquire the same privately issued securities as the Fund. The Adviser maintains a written allocation policy designed to allocate private investment opportunities among eligible vehicles on a fair and equitable basis over time. However, the application of the allocation policy may result in the Fund receiving a smaller allocation of a desirable investment opportunity than it would have received in the absence of competing vehicles, or in the Fund being unable to participate in a particular opportunity. Allocation decisions involve subjective judgments and may, in hindsight, prove not to have been optimal for the Fund.

Associated Risks Of Investment Selection Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks of Investment Selection. Although the Fund’s investment, if any, in privately issued securities will be consistent with the Fusion Company theme of the Index, the Fund’s investments in privately issued securities will be selected by the Adviser in its discretion and will not be selected by reference to the Index. The Private Sleeve of the Fund is actively managed, and the Adviser’s selection decisions with respect to these privately issued securities may underperform the Index, other relevant benchmarks, or alternative investments the Adviser could have selected. The Fund may experience losses on such investments that the Fund would not have experienced had the Fund invested exclusively in publicly traded Index constituents.
Conflicts Of Interest Risk Member
Prospectus [Line Items]
Risk [Text Block]	Conflicts of Interest Risk. In connection with the Fund’s investments in privately issued securities, the Adviser may face conflicts of interest that do not arise in connection with the Fund’s investments in publicly traded securities, including conflicts relating to (i) the selection of SPV sponsors and the negotiation of SPV terms, (ii) the receipt of material non-public information about private issuers that may also be public-equity candidates of the Fund or other vehicles managed by the Adviser, (iii) the allocation of private-investment opportunities among funds and accounts managed by the Adviser, and (iv) the valuation of the Fund’s SPV interests for purposes of calculating the Fund’s net asset value. The Adviser has adopted policies and procedures designed to identify, address, and mitigate these conflicts, but there can be no assurance that all conflicts will be eliminated or that the Adviser’s policies and procedures will operate as intended in all circumstances.
Indirect Expense Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Expense Risk. In connection with each Private Sleeve investment, the Fund will pay a one-time upfront access fee in connection with acquiring the investment, expected to range from approximately 5% to 8% of the amount invested. This fee reduces the net amount of the Fund’s capital invested in the underlying company. The Fund does not currently expect to invest through vehicles that charge a recurring management fee or a performance-based allocation (sometimes referred to as “carried interest” or “carry”); the specific economics applicable to each investment will be set forth in the applicable governing documents and may vary.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund’s investments in privately issued securities, including SPV interests, are not traded on any public market, are not redeemable on demand at the option of the Fund, and may be transferred (if at all) only with the consent of the SPV sponsor and subject to such restrictions as the SPV’s governing documents may impose. The Fund’s ability to monetize such investments will generally depend on the occurrence of a qualifying liquidity event at the underlying issuer (such as an initial public offering, sale, merger, or other transaction resulting in the distribution of freely tradable securities to the Fund). There is no assurance that any such liquidity event will occur within any particular time frame, on any particular terms, or at all. The Fund treats its investments in privately issued securities as illiquid investments under Rule 22e-4 under the 1940 Act, and the aggregate amount of illiquid investments held by the Fund is subject to the 15% limit under that rule. Sustained net redemption activity, particularly during periods of market stress, may cause the Fund’s illiquid investment percentage to approach the 15% regulatory limit and may constrain the Fund’s ability to satisfy redemption requests in a timely or cost-effective manner.
Material Non-Public Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Material Non-Public Information Risk. In connection with the Fund’s investments in privately issued securities, the Fund, the Adviser, and the sub-adviser may from time to time receive material non-public information concerning the underlying issuer or related issuers. The Adviser maintains information-barrier procedures and an insider-trading compliance program designed to address the receipt and handling of such information. Where the Adviser is in possession of material non-public information concerning an issuer, the Adviser may, for some period of time, be unable to effect transactions in the publicly traded securities of that issuer or related issuers on behalf of the Fund. As a result, the Fund may be unable to acquire or dispose of publicly traded securities at a time when the Adviser would otherwise believe such action to be in the best interests of the Fund. The Fund’s performance may be adversely affected by such restrictions.
Premium/Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk. The Fund’s investments in privately issued securities will not have an observable market price during the trading day and will be reflected in the Fund’s daily net asset value at their fair value. Authorized Participants and other market participants involved in establishing the Fund’s intraday indicative value and the Fund’s secondary market trading price may have limited ability to hedge their exposure to the Private Sleeve of the Fund’s portfolio. As a result, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value to a greater extent, and with greater volatility, and to a greater extent than may be experienced by ETFs that invest exclusively in publicly traded securities. Such premiums or discounts may be heightened during periods of market volatility, in periods immediately preceding or following a fair-value update, and during the period leading up to a qualifying liquidity event at an underlying issuer (or, in the case of privately issued securities the Fund holds directly, the issuer of such securities).
Private Company Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Company Investment Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, typically are subject to legal restrictions on resale, and generally are not traded in established public markets. The Fund’s investments in privately issued securities of pre-IPO private companies are subject to risks that differ from, and in many cases exceed, the risks of investing in publicly traded securities. These risks include: (i) limited and inconsistent public disclosure by private issuers, which may make it difficult for the Adviser to evaluate the issuer’s financial condition, business prospects, and corporate governance; (ii) the absence of any obligation on the part of the private issuer to register its securities for public resale, to facilitate a sale of the Fund’s interest, or to effect a liquidity event within any particular time frame; (iii) restrictions on transfer arising from the SPV’s governing documents, securities-law requirements, or contractual rights of other equityholders (including rights of first refusal, co-sale rights, post-IPO lock-up periods, and similar provisions); (iv) the Fund’s reliance on the SPV sponsor for information rights and for the administration of the SPV; (v) the concentration of the SPV’s assets in a single underlying issuer, the failure of which would cause a complete loss of the Fund’s investment in that SPV; and (vi) the early-stage or growth-stage character of many private issuers, including the possibility that the issuer may never achieve a successful liquidity event and that the Fund may lose all or a substantial portion of its investment. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find markets for these securities are more thinly traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share due to the absence of an active trading market. In addition, the issuer of privately issued securities may challenge or invalidate an SPV’s acquisition or transfer of its securities and/or require approval from the issuer’s board for any such transfer. If a required approval is not obtained by the SPV, or if a right of first refusal is exercised, the issuer may refuse to record the transfer of title on its books or treat the transfer to the SPV as void. Although the Fund seeks to invest only in SPVs that acquire shares with the issuer’s approval, as a result of any such issuer-imposed restrictions or actions, the SPV may be unable to realize value from its underlying shares, and the Fund’s investment in the SPV could lose some or all of its value. Such restrictions may also limit the Fund’s ability to transfer its SPV interest and may also cause secondary market prices to reflect discounts for illiquidity or for indirect ownership. Further, the Fund may have limited recourse against the issuer of such privately issued securities.

Sponsor Dependence Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sponsor Dependence Risk. The Fund’s interest in each SPV will depend on the SPV sponsor for the administration of the SPV, the transmission of information rights, the conduct of the SPV’s relationships with the underlying issuer, and the implementation of any liquidity event. The SPV sponsor may have interests that diverge from those of the Fund, including with respect to the timing of any liquidity event, the negotiation of the terms of the SPV with the underlying issuer, and the allocation of expenses among investors in the SPV. The bankruptcy, insolvency, or operational failure of an SPV sponsor could materially and adversely affect the Fund’s ability to realize value from its investment in the affected SPV.
Tax Characterization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Characterization Risk. The Fund intends to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund’s investments in privately issued securities, including SPV interests, may be subject to tax characterizations that differ from those of the Fund’s investments in publicly traded securities, including with respect to the 90% qualifying-income test and the quarterly asset-diversification tests under Subchapter M. The Adviser intends to obtain written advice from outside tax counsel regarding the asset diversification and qualifying-income treatment of each SPV interest acquired by the Fund. There can be no assurance that the U.S. Internal Revenue Service will not assert a contrary position. The Fund’s failure to qualify as a RIC could result in fund-level taxation and a corresponding reduction in income available for distribution to shareholders.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund’s investments in privately issued securities and SPV interests are not traded in an active market and do not have readily available market quotations. The fair value determination of each such investment is necessarily based on assumptions, estimates, and inputs that may not reflect the price at which the Fund could actually realize value from such investment in a sale or other liquidity event. Fair value determinations are inherently subjective and involve material uncertainties; the value at which an investment is ultimately realized may differ, potentially materially, from the most recent fair value determination. The Fund’s net asset value, and the value of an investor’s investment in the Fund, may be adversely affected by errors or uncertainties in the fair valuation of the Fund’s Private Sleeve holdings.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).